Operating Leases (Details) - Schedule of operating lease cost and other supplemental information - CNY (¥)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating lease cost and other supplemental information [Abstract]
Operating lease cost	[1]	¥ 21,719,042	¥ 36,607,623	¥ 58,317,758
Weighted-average remaining lease term		1 year 73 days	2 years
Weighted-average discount rate		4.73%	4.75%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows		¥ 18,327,069	¥ 39,195,151
ROU assets obtained in exchange for new operating lease liabilities		¥ 19,468,523	¥ 38,133,941

[1]	Amounts include short-term leases that are immaterial.